Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Debt instrument term	5 years
Carrying value of pledged assets	$ 31,921	$ 30,785
Available-for-sale, securities in unrealized loss positions	Individually, none of these seven equity securities have significant unrealized losses. Of the seven equity securities that have sustained unrealized losses for more than 12 months, all have increased in fair value during 2013, indicating the possibility of full recovery and therefore are deemed to be temporarily impaired. Management has identified no other-than-temporary impairment as of, or for the periods ended, December 31, 2013 and 2012 in the equity portfolio
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss position	7
Obligations of U.S. Government agencies and corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment Portfolio Percentage	62.00%
Securities in unrealized loss position	45
Securities in Unrealized Loss Positions for 12 Months or More	1
Percentage of securities depreciated from their amortized cost basis	3.00%
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment Portfolio Percentage	33.00%
Securities in unrealized loss position	37
Securities in Unrealized Loss Positions for 12 Months or More	8
Percentage of securities depreciated from their amortized cost basis	2.00%
Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment Portfolio Percentage	5.00%
Securities in unrealized loss position	1
Percentage of securities depreciated from their amortized cost basis	1.00%